Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 66,701		¥ 62,630
Less: expected credit loss provision	(3,215)		(922)
Accounts receivable, net	¥ 63,486	$ 8,986	¥ 61,708